UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-7702
                                   --------

 Value Line Asset Allocation Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.       10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: March 31, 2005
                         --------------

Date of reporting period: March 31, 2005
                          --------------

Item I. Reports to Stockholders.

      A copy of the Annual Report to Stockholders for the period ended 3/31/05 is included with this Form.

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110

SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729

INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017

LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830

DIRECTORS           Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Marion N. Ruth
                    Nancy-Beth Sheerr

OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    Stephen E. Grant
                    Vice President
                    Jeffrey Geffen
                    Vice President
                    David T. Henigson
                    Vice President,
                    Secretary/Treasurer
                    Howard A. Brecher
                    Assistant Secretary/Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

                                                                         #533201

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                                 March 31, 2005
--------------------------------------------------------------------------------

                                   Value Line
                                     Asset
                                   Allocation
                                   Fund, Inc.

                               [VALUE LINE LOGO]

Value Line Asset Allocation Fund, Inc.

                                                         To Our Value Line Asset
--------------------------------------------------------------------------------

To Our Shareholders:

We are pleased to report that the Value Line Asset Allocation Fund earned a total return of 7.68% for the fiscal year ending March 31, 2005. This outpaced the total return of 6.69% for the S&P 500 Index(1), the total return of 0.40% for the Lehman Brothers Government/Credit Bond Index(2), and a total return of 5.34% for the Lipper Flexible Funds Index(3). For the five-year period ending March 31, 2005, the Fund earned an annualized total return of 0.56%, versus a loss of 3.16% for the S&P 500 and a gain of 7.29% for the Lehman bond index. For ten years, the Fund earned an annualized 12.14%, versus 10.79% for the S&P 500 and 7.21% for the Lehman index.

Our stock selection discipline is a key reason for the Fund's success. We invest only in winners -- those companies that have demonstrated a consistent record of strong earnings momentum and strong stock price momentum. Just as important, we do not fall in love with any single holding. The Fund currently holds nearly 300 issues, and any one of them is subject to sale at any time should its momentum falter.

At fiscal year end, about 77% of Fund assets were invested in stocks, with the remainder split about evenly between bonds and cash. The Fund's asset allocation remained quite stable in the latest 12 month-period, with the stock allocation staying near the 75% mark. This emphasis on equities was a plus in a period marked by a generally rising stock market. Allocation is determined by Value Line's proprietary stock market and bond market models, which utilize a number of financial and economic variables. The relatively low level of interest rates is one factor that continues to favor stocks, according to our models.

Thank you for your confidence in us.


                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                Chairman and President
May 10, 2005

--------------------------------------------------------------------------------
(1) The S&P 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, so it is not possible to directly invest in this index.

(2) The Lehman Brothers Government/Credit Bond Index consists of government, investment-grade and mortgage-backed bonds and is representative of the broad bond market. This is an unmanaged index and does not reflect charges, expenses or taxes, so it is not possible to directly invest in this index.

(3) The Lipper Flexible Funds Index is a composite of funds that allocate investments across various asset classes, including domestic common stocks, bonds, and money market instruments with a focus on total return.

(4) The performance data quoted represent past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Call 1-800-243-2729 to obtain performance data current to the most recent month-end. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.

--------------------------------------------------------------------------------
2

                                          Value Line Asset Allocation Fund, Inc.

Allocation Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The mature business expansion is now moving along at a more deliberate 3.0%-3.5% pace, a level of activity that is being sustained by a resilient housing market, stable levels of consumer spending, and a satisfactory rate of manufacturing improvement. Recent trends, moreover, suggest that the several-year-long business expansion may continue through next year, with gross domestic product growth averaging 3%, or so.

Helping to sustain this moderate expansion are likely to be relatively stable levels of activity in the housing, retail, manufacturing, and service sectors. Such growth, however, may well be accompanied by some pickup in inflation. For now, we do not expect the prospective rise in pricing pressure to be dramatic or to threaten the continuation of the economic upturn. The wild card in the equation, and the reason that we are not likely to see a materially higher level of business growth, is the high price of oil. Should that key commodity not stabilize in price, as we now expect it will, the sustainability of the business expansion, as well as the prolonged period of comparative price stability, would be threatened.

The steady, but modest, pace of GDP growth and the accompanying moderate inflation could have positive ramifications, as this combination may allow the Federal Reserve to continue pursuing a measured monetary tightening course over the next few months. Our feeling is that the Fed will increase interest rates sufficiently to keep inflation subdued, but will not raise them aggressively enough to derail the economic up cycle.

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

--------------------------------------------------------------------------------

The following graph compares the performance of the Value Line Asset Allocation Fund, Inc., to that of the Lehman Brothers Government/Credit Bond Index and S&P 500 Index. The Value Line Asset Allocation Fund, Inc. is a professionally managed mutual fund, while the index is not available for investment and is unmanaged. The returns for the index do not reflect charges, expenses or taxes. The comparison is shown for illustrative purposes only.

           Comparison of the Change in Value of a $10,000 Investment
          in Value Line Asset Allocation Fund, Inc., Lehman Brothers
             Government/Credit Bond Index and the S&P 500 Index**

   [The following data represents the chart depicted in the printed material.]

                    $ Value            $ Value              $ Value
                Value Line Asset       S&P 500       Lehman Brothers Government/
  Date          Allocation Fund         Index            Credit Bond Index
  ----          ---------------         -----            -----------------
  3/31/1995         10,000              10,000                10,000
  6/30/1995         10,794              10,955                10,649
  9/30/1995         11,934              11,825                10,853
 12/31/1995         12,624              12,537                11,358
  3/31/1996         13,513              13,210                11,093
  6/30/1996         14,709              13,803                11,145
  9/30/1996         15,426              14,229                11,341
 12/31/1996         15,982              15,416                11,688
  3/31/1997         15,877              15,827                11,587
  6/30/1997         17,460              18,590                12,009
  9/30/1997         19,323              19,984                12,430
 12/31/1997         19,337              20,558                12,828
  3/31/1998         21,809              23,425                13,023
  6/30/1998         22,397              24,199                13,364
  9/30/1998         19,524              21,792                14,025
 12/31/1998         24,325              26,432                14,044
  3/31/1999         24,461              27,749                13,875
  6/30/1999         26,161              29,705                13,724
  9/30/1999         26,297              27,850                13,798
 12/31/1999         29,162              31,995                13,742
  3/31/2000         30,582              32,728                14,112
  6/30/2000         30,099              31,859                14,316
  9/30/2000         31,447              31,550                14,728
 12/31/2000         29,301              29,081                15,371
  3/31/2001         25,202              25,634                15,862
  6/30/2001         27,762              27,134                15,910
  9/30/2001         23,877              23,151                16,668
 12/31/2001         26,338              25,625                16,678
  3/31/2002         26,613              25,696                16,599
  6/30/2002         25,375              22,253                17,222
  9/30/2002         22,898              18,409                18,203
 12/31/2002         22,975              19,962                18,518
  3/31/2003         22,776              19,333                18,823
  6/30/2003         24,994              22,309                19,486
  9/30/2003         25,958              22,899                19,388
 12/31/2003         27,897              25,687                19,383
  3/31/2004         29,200              26,122                19,980
  6/30/2004         29,261              26,571                19,347
  9/30/2004         29,123              26,074                20,034
 12/31/2004         31,687              28,481                20,195
  3/31/2005         31,441              27,869                20,060

                             From 4/1/95 to 3/31/05

Performance Data:*

                                           Average Annual
                                            Total Return
                                          ---------------
 1 year ended March 31, 2005 ..........         +7.68%
 5 years ended March 31, 2005 .........         +0.56%
10 years ended March 31, 2005 .........        +12.14%

--------------------------------------------------------------------------------
* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Call 1-800-243-2729 to obtain performance data current to the most recent month-end.

** The Standard & Poor's 500 Index is an unmanaged index that is representative of the large capitalization stocks traded in the United States. The presentation includes reinvested dividends. The Lehman Brothers Government/Credit Bond Index is an unmanaged index that generally represents the U.S. Bond Market, with issues having an average maturity of
      9.8 years. The graphic representation includes interest reinvested. The returns for the indices do not reflect expenses which are deducted from the fund's returns.

--------------------------------------------------------------------------------
4

                                          Value Line Asset Allocation Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.


The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 through March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs and will not help you determine the relative cost of owning different funds.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         10/1/04
                                                          value            value           thru
                                                         10/1/04          3/31/05         3/31/05
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,079.60        $ 5.90
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,019.26        $ 5.73

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.14% multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half period.

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Portfolio Highlights at March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                                Percentage of
Issue                                                Shares         Value        Net Assets
-----------------------------------------------   -----------   ------------   --------------
SLM Corp. .....................................    1,000,000     $ 962,029           0.8%
XTO Energy, Inc. ..............................       26,667       875,733           0.7%
Cooper Companies, Inc. (The) ..................       11,400       831,060           0.7%
Oshkosh Truck Corp. ...........................        9,600       787,104           0.6%
Toro Co. (The) ................................        8,100       716,850           0.6%
TXU Corp. .....................................        9,000       716,670           0.6%
Entergy Corp. .................................       10,000       706,600           0.6%
Ecolab, Inc. ..................................       20,000       661,000           0.5%
Coach, Inc. ...................................       11,000       622,930           0.5%
Harman International Industries, Inc. .........        7,000       619,220           0.5%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

[The following data represents the pie chart depicted in the printed material.]

Stocks                  77.3%
Bonds & Notes           12.2%
Cash & Other            10.5%

--------------------------------------------------------------------------------
Equity Sector Weightings -- Percentage of Total Investment Securities

[The following data represents the bar chart depicted in the printed material.]

Consumer, Non-cyclical          18.8%
Consumer, Cyclical              17.5%
Industrial                      16.4%
Financial                       14.1%
Government                       9.3%
Energy                           6.9%
Communications                   4.8%
Technology                       4.3%
Utilities                        3.7%
Basic Materials                  2.5%
Mortgage Securities              1.7%

--------------------------------------------------------------------------------
6

                                          Value Line Asset Allocation Fund, Inc.

Schedule of Investments                                           March 31, 2005
--------------------------------------------------------------------------------

   Shares                                                              Value
--------------------------------------------------------------------------------
COMMON STOCKS (77.3%)
                 ADVERTISING (0.9%)
      19,000     Harte-Hanks, Inc. ...........................     $    523,640
      10,000     R.H. Donnelley Corp.* .......................          580,900
                                                                   ------------
                                                                      1,104,540
                 AEROSPACE/DEFENSE (2.0%)
       7,500     Ceradyne, Inc.* .............................          167,775
       8,200     Edo Corp. ...................................          246,410
       4,700     Engineered Support Systems, Inc. ............          251,544
       3,500     L-3 Communications
                   Holdings, Inc. ............................          248,570
       8,500     Moog, Inc. Class "A"* .......................          384,200
       4,400     Precision Castparts Corp. ...................          338,844
       7,000     Rockwell Collins, Inc. ......................          333,130
       8,200     United Defense Industries, Inc. .............          602,044
                                                                   ------------
                                                                      2,572,517
                 AIR TRANSPORT (0.6%)
       6,000     FedEx Corp. .................................          563,700
       3,700     UTI Worldwide, Inc. .........................          256,965
                                                                   ------------
                                                                        820,665
                 APPAREL (0.2%)
       8,000     Polo Ralph Lauren Corp. Class "A" ...........          310,400

                 AUTO PARTS (1.2%)
       9,200     Autoliv, Inc. ...............................          438,380
       5,000     BorgWarner, Inc. ............................          243,400
       6,000     Eaton Corp. .................................          392,400
       9,000     Johnson Controls, Inc. ......................          501,840
                                                                   ------------
                                                                      1,576,020
                 AUTO & TRUCK (0.6%)
       9,600     Oshkosh Truck Corp. .........................          787,104

                 BANK (3.1%)
      11,000     Bank of Hawaii Corp. ........................          497,860
       3,800     City National Corp. .........................          265,316
       6,000     Compass Bancshares, Inc. ....................          272,400
       9,600     Hibernia Corp. Class "A" ....................          307,296
       5,000     M&T BK Corp. ................................          510,300
       9,000     North Fork Bancorporation, Inc. .............          249,660
      22,000     Popular, Inc. ...............................          535,040
       7,000     R&G Financial Corp. Class "B" ...............          218,190
      10,600     UCBH Holdings, Inc. .........................          422,940
       6,000     Wells Fargo & Co. ...........................          358,800
       6,700     Westamerica Bancorporation ..................          346,859
                                                                   ------------
                                                                      3,984,661
                 BANK -- MIDWEST (1.1%)
      12,000     Associated Banc-Corp ........................          374,760
      10,433     Commerce Bancshares, Inc. ...................          502,871
      14,500     First Midwest BanCorp, Inc. .................          470,960
                                                                   ------------
                                                                      1,348,591
                 BEVERAGE -- ALCOHOLIC (0.3%)
       7,200     Constellation Brands, Inc.
                   Class "A"* ................................          380,664

                 BEVERAGE -- SOFT-DRINK (0.2%)
       4,500     Hansen Natural Corp.* .......................          270,315

                 BIOTECHNOLOGY (0.5%)
       8,000     Gen-Probe, Inc.* ............................          356,480
       6,100     United Therapeutics Corp.* ..................          278,740
                                                                   ------------
                                                                        635,220
                 BUILDING MATERIALS (0.7%)
       5,000     Jacobs Engineering Group, Inc.* .............          259,600
      10,600     Simpson Manufacturing
                   Company, Inc. .............................          327,540
       7,400     Watsco, Inc. ................................          311,540
                                                                   ------------
                                                                        898,680
                 CANADIAN ENERGY (0.8%)
       8,000     EnCana Corp. ................................          563,360
      12,000     Talisman Energy, Inc. .......................          409,800
                                                                   ------------
                                                                        973,160
                 CEMENT & AGGREGATES (0.3%)
       5,400     Florida Rock Industries, Inc. ...............          317,628

                 CHEMICAL -- DIVERSIFIED (0.7%)
       5,000     Air Products & Chemicals, Inc. ..............          316,450
       8,300     Brady Corp. Class "A" .......................          268,505
       5,000     Monsanto Co. ................................          322,500
                                                                   ------------
                                                                        907,455

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                              Value
--------------------------------------------------------------------------------
                 CHEMICAL -- SPECIALTY (1.1%)
      10,000     Airgas, Inc. ................................     $    238,900
      20,000     Ecolab, Inc. ................................          661,000
      11,400     Praxair, Inc. ...............................          545,604
                                                                   ------------
                                                                      1,445,504
                 COAL (0.7%)
      15,000     Joy Global, Inc. ............................          525,900
       8,000     Peabody Energy Corp. ........................          370,880
                                                                   ------------
                                                                        896,780
                 COMPUTER & PERIPHERALS (0.5%)
      10,000     Dell, Inc.* .................................          384,200
       7,600     NCR Corp.* ..................................          256,424
                                                                   ------------
                                                                        640,624
                 COMPUTER SOFTWARE & SERVICES (1.8%)
       9,500     ANSYS, Inc.* ................................          324,995
      10,000     Cognizant Technology Solutions
                   Corp. Class "A"* ..........................          462,000
       7,700     Cognos, Inc.* ...............................          322,938
      10,400     Euronet Worldwide, Inc.* ....................          296,920
       6,000     Infosys Technologies Ltd. ...................          442,380
       7,200     Intergraph Corp.* ...........................          207,432
       4,300     SRA International, Inc.
                   Class "A"* ................................          259,075
                                                                   ------------
                                                                      2,315,740
                 DIVERSIFIED COMPANIES (2.9%)
      13,000     American Standard
                   Companies, Inc. ...........................          604,240
      15,000     Ametek, Inc. ................................          603,750
       6,800     Danaher Corp. ...............................          363,188
       6,000     ESCO Technologies, Inc.* ....................          482,100
       5,000     Fortune Brands, Inc. ........................          403,150
       4,000     ITT Industries, Inc. ........................          360,960
       4,000     Parker Hannifin Corp. .......................          243,680
       8,000     Pentair, Inc. ...............................          312,000
       5,000     Textron, Inc. ...............................          373,100
                                                                   ------------
                                                                      3,746,168
                 DRUG (0.7%)
       7,000     Covance, Inc.* ..............................     $    333,270
      18,000     Teva Pharmaceutical Industries
                   Ltd. (ADR) ................................          558,000
                                                                   ------------
                                                                        891,270
                 E-COMMERCE (0.2%)
       5,300     Websense, Inc.* .............................          285,140

                 EDUCATIONAL SERVICES (0.2%)
       9,500     Education Management Corp.* .................          265,525

                 ELECTRICAL EQUIPMENT (1.5%)
      13,200     FLIR Systems, Inc.* .........................          399,960
       7,000     Rayovac Corp.* ..............................          291,200
      10,000     Rockwell Automation, Inc. ...................          566,400
      11,500     Trimble Navigation Ltd.* ....................          388,815
       9,800     WESCO international, Inc.* ..................          274,400
                                                                   ------------
                                                                      1,920,775
                 ELECTRICAL UTILITY -- CENTRAL (1.1%)
      10,000     Entergy Corp. ...............................          706,600
       9,000     TXU Corp. ...................................          716,670
                                                                   ------------
                                                                      1,423,270
                 ELECTRICAL UTILITY -- EAST (0.3%)
       7,000     Exelon Corp. ................................          321,230

                 ELECTRICAL UTILITY -- WEST (0.3%)
       8,000     Sempra Energy ...............................          318,720

                 ELECTRONICS (1.1%)
       7,000     Amphenol Corp. ..............................          259,280
       7,000     Harman International
                   Industries, Inc. ..........................          619,220
       8,000     Harris Corp. ................................          261,200
      14,000     Paxar Corp.* ................................          298,760
                                                                   ------------
                                                                      1,438,460

See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2005
--------------------------------------------------------------------------------

   Shares                                                              Value
--------------------------------------------------------------------------------
                 ENTERTAINMENT TECHNOLOGY (0.7%)
       5,400     Avid Technology, Inc.* ......................     $    292,248
       4,000     Electronic Arts, Inc.* ......................          207,120
      18,000     Scientific Games Corp.
                   Class "A"* ................................          411,300
                                                                   ------------
                                                                        910,668
                 ENVIRONMENTAL (0.3%)
      10,000     Republic Services, Inc. .....................          334,800

                 FINANCIAL SERVICES -- DIVERSIFIED (2.0%)
       3,300     BlackRock, Inc. Class "A" ...................          247,269
       5,500     Brown & Brown, Inc. .........................          253,495
       4,500     First Marblehead Corp. (The)* ...............          258,885
       6,000     Global Payments, Inc. .......................          386,940
       5,200     Investors Financial Services Corp. ..........          254,332
       8,700     Proassurance Corp.* .........................          343,650
       7,000     SLM Corp. ...................................          348,880
       1,300     Student Loan Corp. (The) ....................          271,713
         400     White Mountains Insurance
                   Group Ltd. ................................          243,400
                                                                   ------------
                                                                      2,608,564
                 FOOD PROCESSING (1.7%)
      13,000     Archer-Daniels-Midland Co.* .................          319,540
       5,000     Bunge Ltd. ..................................          269,400
       5,000     Hershey Foods Corp. .........................          302,300
       8,000     McCormick & Company, Inc. ...................          275,440
       8,000     Ralcorp Holdings, Inc. ......................          378,800
      12,400     United National Foods, Inc.* ................          355,012
       4,000     Wrigley (Wm.) Jr. Co.* ......................          262,280
                                                                   ------------
                                                                      2,162,772
                 GROCERY (0.2%)
       3,000     Whole Foods Market, Inc. ....................          306,390

                 HOME APPLIANCE (0.8%)
       4,400     Black & Decker Corp. (The) ..................          347,556
       8,100     Toro Co. (The) ..............................          716,850
                                                                   ------------
                                                                      1,064,406
                 HOME BUILDING (0.2%)
       3,000     St. Joe Co. (The) ...........................          201,900

                 HOTEL/GAMING (2.4%)
       5,000     Ameristar Casinos, Inc. .....................     $    273,400
       9,300     Boyd Gaming Corp. ...........................          484,995
       2,300     Choice Hotels International, Inc. ...........          142,485
       4,100     Kerzner International Ltd.* .................          251,043
       6,000     MGM MIRAGE* .................................          424,920
      19,200     Penn National Gaming, Inc.* .................          564,096
       4,500     Starwood Hotels & Resorts
                   Worldwide, Inc. ...........................          270,135
       7,500     Station Casinos, Inc. .......................          506,625
       4,600     WMS Industries, Inc.* .......................          129,536
                                                                   ------------
                                                                      3,047,235
                 HOUSEHOLD PRODUCTS (0.9%)
      10,500     Church & Dwight Company, Inc. ...............          372,435
       4,500     Energizer Holdings, Inc.* ...................          269,100
       3,800     Scotts Miracle-Gro Co. (The)
                   Class "A"* ................................          266,874
       6,000     Yankee Candle Company,
                   Inc. (The)* ...............................          190,200
                                                                   ------------
                                                                      1,098,609
                 HUMAN RESOURCES (0.1%)
       2,800     Resources Connection, Inc.* .................           58,604

                 INDUSTRIAL SERVICES (1.0%)
       4,000     Aaron Rents, Inc. ...........................           80,000
       9,000     Amdocs Ltd.* ................................          255,600
       8,000     C.H. Robinson Worldwide, Inc. ...............          412,240
       4,600     Harsco Corp. ................................          274,206
      10,500     Navigant Consulting, Inc.* ..................          285,915
                                                                   ------------
                                                                      1,307,961
                 INFORMATION SERVICES (1.1%)
       5,000     Alliance Data Systems Corp.* ................          202,000
       4,000     Corporate Executive Board
                   Co. (The) .................................          255,800
       5,500     Dun & Bradstreet Corp. (The) * ..............          337,975
       4,200     Getty Images, Inc.* .........................          298,662
       4,000     Moody's Corp. ...............................          323,440
                                                                   ------------
                                                                      1,417,877

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                              Value
--------------------------------------------------------------------------------
                 INSURANCE -- LIFE (0.5%)
       7,500     Delphi Financial Group, Inc.
                   Class "A" .................................     $    322,500
       5,500     Manulife Financial Corp. ....................          263,560
                                                                   ------------
                                                                        586,060
                 INSURANCE -- PROPERTY & CASUALTY (1.3%)
      10,900     Berkley (W.R.) Corp. ........................          540,640
      10,945     Fidelity National Financial, Inc. ...........          360,528
       1,400     Markel Corp.* ...............................          483,294
       7,600     RLI Corp. ...................................          315,020
                                                                   ------------
                                                                      1,699,482
                 INTERNET (0.2%)
       5,300     F5 Networks, Inc.* ..........................          267,597

                 MACHINERY (1.6%)
      10,000     Actuant Corp. Class "A"* ....................          449,200
      10,200     Applied Industrial
                   Technologies, Inc. ........................          277,440
      15,000     Graco, Inc. .................................          605,400
       7,500     IDEX Corp. ..................................          302,625
       3,000     MSC Industrial Direct Company,
                   Inc. Class "A" ............................           91,680
       4,800     Roper Industries, Inc. ......................          314,400
                                                                   ------------
                                                                      2,040,745
                 MEDICAL SERVICES (4.0%)
       5,400     Aetna, Inc. .................................          404,730
       8,000     American Healthways, Inc.* ..................          264,160
      14,800     Centene Corp.* ..............................          443,852
       7,000     Coventry Health Care, Inc.* .................          476,980
      10,500     DaVita, Inc.* ...............................          439,425
       2,600     Quest Diagnostics, Inc. .....................          273,338
      14,500     Renal Care Group, Inc.* .....................          550,130
       2,900     SFBC International, Inc.* ...................          102,196
       8,000     Sierra Health Services, Inc.* ...............          510,720
       6,500     United Surgical Partners
                   International, Inc.* ......................          297,505
       5,980     UnitedHealth Group, Inc. ....................          570,372
       5,000     WellChoice, Inc.* ...........................          266,550
       4,500     WellPoint, Inc.* ............................          564,075
                                                                   ------------
                                                                      5,164,033
                 MEDICAL SUPPLIES (5.4%)
       6,700     Advanced Medical Optics, Inc.* ..............          242,607
       8,000     Bard (C.R.), Inc. ...........................          544,640
       5,000     Becton Dickinson & Co. ......................          292,100
       9,000     Biomet, Inc. ................................          326,700
       5,300     Charles Rivers Laboratories
                   International* ............................          249,312
      11,400     Cooper Companies, Inc. (The) ................          831,060
       9,600     Cytyc Corp.* ................................          220,896
       7,100     Dade Behring Holdings, Inc.* ................          418,403
      10,000     DENTSPLY International, Inc. ................          544,100
       6,200     Edwards Lifesciences Corp.* .................          267,964
       6,000     Fisher Scientific International, Inc.* ......          341,520
       6,000     INAMED Corp.* ...............................          419,280
       3,000     Integra LifeSciences Holdings* ..............          105,660
       7,000     Intuitive Surgical, Inc.* ...................          318,290
       5,000     Johnson & Johnson ...........................          335,800
       5,300     Patterson Companies, Inc.* ..................          264,735
       5,000     Respironics, Inc.* ..........................          291,350
      11,400     St. Jude Medical, Inc.* .....................          410,400
       7,500     Sybron Dental Specialties, Inc.* ............          269,250
       3,000     Zimmer Holdings, Inc.* ......................          233,430
                                                                   ------------
                                                                      6,927,497
                 METAL FABRICATING (0.2%)
       4,000     Chicago Bridge & Iron Co. N.V ...............          176,120

                 METALS & MINING -- DIVERSIFIED (0.5%)
      13,000     Allegheny Technologies, Inc. ................          313,430
       6,400     Cameco Corp. ................................          283,136
                                                                   ------------
                                                                        596,566
                 NATURAL GAS -- DISTRIBUTION (1.0%)
      16,400     AGL Resources, Inc. .........................          572,852
      10,000     Southern Union Co.* .........................          251,100
      11,050     UGI Corp. ...................................          501,891
                                                                   ------------
                                                                      1,325,843
                 NATURAL GAS -- DIVERSIFIED (2.7%)
       9,000     Energen Corp. ...............................          599,400
       7,500     Equitable Resources, Inc. ...................          430,800
       3,600     Kinder Morgan, Inc. .........................          272,520
      14,000     Patina Oil & Gas Corp. ......................          560,000
       6,000     Questar Corp. ...............................          355,500
       7,000     Southwestern Energy Co.* ....................          397,320
      26,667     XTO Energy, Inc. ............................          875,733
                                                                   ------------
                                                                      3,491,273

See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2005
--------------------------------------------------------------------------------

   Shares                                                              Value
--------------------------------------------------------------------------------
                 NEWSPAPER (0.7%)
       6,300     Lee Enterprises, Inc. .......................     $    273,420
       4,000     McClatchy Co. (The) Class "A" ...............          296,640
         400     Washington Post Co. (The)
                   Class "B" .................................          357,600
                                                                   ------------
                                                                        927,660
                 OILFIELD SERVICES/EQUIPMENT (0.2%)
       9,000     FMC Technologies, Inc.* .....................          298,620

                 PACKAGING & CONTAINER (1.0%)
       8,000     Ball Corp. ..................................          331,840
       7,500     CLARCOR, Inc. ...............................          389,700
      12,500     Jarden Corp.* ...............................          573,500
                                                                   ------------
                                                                      1,295,040
                 PETROLEUM -- INTEGRATED (2.9%)
      23,000     Chesapeake Energy Corp. .....................          504,620
       8,000     Cimarex Energy Co.* .........................          312,000
       3,000     ConocoPhillips ..............................          323,520
       8,000     Denbury Resources, Inc.* ....................          281,840
       4,000     Precision Drilling Corp.* ...................          298,640
       7,000     Premcor, Inc. ...............................          417,760
      15,000     Range Resources Corp. .......................          350,400
       8,000     Suncor Energy, Inc. .........................          321,680
       4,700     Tenaris S.A. (ADR) ..........................          289,097
       6,300     Ultra Petroleum Corp.* ......................          320,040
       3,600     Valero Energy Corp. .........................          263,772
                                                                   ------------
                                                                      3,683,369
                 PHARMACY (0.4%)
       7,000     Caremark Rx, Inc.* ..........................          278,460
       3,100     Express Scripts, Inc.* ......................          270,289
                                                                   ------------
                                                                        548,749
                 PRECISION INSTRUMENT (0.3%)
       8,000     Kronos, Inc.* ...............................          408,880

                 PUBLISHING (0.4%)
       3,000     Donnelley (R.R.) & Sons Co ..................           94,860
       4,000     McGraw-Hill Companies,
                   Inc. (The) ................................          349,000
                                                                   ------------
                                                                        443,860
                 R.E.I.T. (0.5%)
       4,800     Brookfield Properties Corp. .................          184,800
       6,000     Corrections Corp. of America* ...............          231,600
       3,000     Pan Pacific Retail Properties, Inc. .........          170,250
                                                                   ------------
                                                                        586,650
                 RAILROAD (0.7%)
       7,000     Burlington Northern
                   Santa Fe Corp. ............................          377,510
       7,500     Canadian National Railway Co. ...............          474,825
                                                                   ------------
                                                                        852,335
                 RECREATION (1.0%)
       4,000     Polaris Industries, Inc. ....................          280,920
       7,300     Royal Caribbean Cruises Ltd. ................          326,237
      11,250     SCP Pool Corp. ..............................          358,425
      12,750     Shuffle Master Inc.* ........................          369,240
                                                                   ------------
                                                                      1,334,822
                 RESTAURANT (2.5%)
      17,250     Applebee's International, Inc. ..............          475,410
       8,000     Cheesecake Factory, Inc. (The)* .............          283,600
       3,000     CKE Restaurants, Inc.* ......................           47,550
       8,500     Darden Restaurants, Inc. ....................          260,780
       5,000     P.F. Chang's China Bistro, Inc.* ............          299,000
       5,500     Panera Bread Co. Class "A"* .................          310,915
      16,500     RARE Hospitality
                   International, Inc.* ......................          509,520
      15,700     Sonic Corp.* ................................          524,380
       9,000     Yum! Brands, Inc. ...........................          466,290
                                                                   ------------
                                                                      3,177,445
                 RETAIL AUTOMOTIVE (0.5%)
       7,000     Advance Auto Parts, Inc.* ...................          353,150
       6,400     O'Reilly Automotive, Inc.* ..................          316,992
                                                                   ------------
                                                                        670,142
                 RETAIL BUILDING SUPPLY (0.5%)
       5,000     Fastenal Co. ................................          276,550
       9,400     Hughes Supply, Inc. .........................          279,650
                                                                   ------------
                                                                        556,200

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                              Value
--------------------------------------------------------------------------------
                 RETAIL -- SPECIAL LINES (3.8%)
       8,000     Aeropostale, Inc.* ..........................     $    262,000
      14,000     American Eagle Outfitters, Inc. .............          413,700
       7,800     Bebe Stores, Inc. ...........................          264,810
       7,000     Bed Bath & Beyond, Inc.* ....................          255,780
       8,000     Cato Corp. Class "A" ........................          258,000
      12,000     Chico's FAS, Inc.* ..........................          339,120
      11,000     Coach, Inc.* ................................          622,930
       8,400     Dick's Sporting Goods, Inc.* ................          308,532
       4,000     Guitar Center, Inc.* ........................          219,320
       7,500     Michaels Stores, Inc. .......................          272,250
       8,000     PETCO Animal Supplies, Inc.* ................          294,480
      13,000     Quiksilver, Inc.* ...........................          377,390
       2,100     Sears Holdings Corp.* .......................          279,657
      10,200     Urban Outfitters, Inc.* .....................          489,294
       5,000     Zale Corp.* .................................          148,600
                                                                   ------------
                                                                      4,805,863
                 RETAIL STORE (0.5%)
       3,700     Neiman Marcus Group, Inc. (The)
                   Class "A" .................................          338,587
       5,500     Nordstrom, Inc. .............................          304,590
                                                                   ------------
                                                                        643,177
                 SECURITIES BROKERAGE (0.8%)
       4,400     Bear Stearns Companies,
                   Inc. (The) ................................          439,560
       4,300     Legg Mason, Inc. ............................          336,002
       2,800     Lehman Brothers Holdings, Inc. ..............          263,648
                                                                   ------------
                                                                      1,039,210
                 SEMICONDUCTOR (0.2%)
       6,200     SIGMATEL, Inc.* .............................          232,066

                 SHOE (0.9%)
       6,000     Deckers Outdoor Corp.* ......................          214,440
      14,000     Genesco, Inc.* ..............................          397,880
       8,000     K-Swiss, Inc. ...............................          264,240
       3,700     Timberland Co. (The) Class "A"* .............          262,441
                                                                   ------------
                                                                      1,139,001
                 STEEL -- GENERAL (0.2%)
       4,700     IPSCO, Inc. .................................          239,700

                 TELECOMMUNICATION SERVICES (0.8%)
       9,000     NII Holdings, Inc. Class "A"* ...............          517,500
       3,800     NTL, Inc. * .................................          241,946
      13,000     Sprint Corp. ................................          295,750
                                                                   ------------
                                                                      1,055,196
                 TELECOMMUNICATIONS EQUIPMENT (0.5%)
       5,200     Comtech Telecommunications
                   Corp.* ....................................          270,920
      10,000     Marvell Technology Group Ltd.* ..............          383,400
                                                                   ------------
                                                                        654,320
                 THRIFT (1.3%)
      14,000     BankAtlantic Bancorp, Inc.
                   Class "A" .................................          243,600
       6,600     FirstFed Financial Corp.* ...................          336,666
       8,000     Golden West Financial Corp. .................          484,000
       9,500     Hudson City Bancorp, Inc. ...................          347,225
       5,800     Westcorp ....................................          245,050
                                                                   ------------
                                                                      1,656,541
                 TIRE & RUBBER (0.2%)
       4,400     Carlisle Companies, Inc. ....................          306,988

                 TRUCKING (1.6%)
       6,000     CNF, Inc. ...................................          280,740
      10,000     Hunt (J.B.) Transports
                   Services, Inc. ............................          437,700
       3,500     Knight Transports, Inc.* ....................           86,345
      14,400     Landstar System, Inc.* ......................          471,600
      21,250     Werner Enterprises, Inc. ....................          412,888
       6,000     Yellow Roadway Corp.* .......................          351,240
                                                                   ------------
                                                                      2,040,513
                 WATER UTILITY (0.2%)
      12,200     Aqua America, Inc. ..........................          297,192

                 WIRELESS NETWORKING (0.3%)
      33,000     Alamosa Holdings, Inc.* .....................          385,110
                                                                   ------------
                 TOTAL COMMON STOCKS
                   (Cost $72,573,112) ........................       98,870,477
                                                                   ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2005
--------------------------------------------------------------------------------

  Principal
    Amount                                                             Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (11.4%)
$  2,000,000     Private Export Funding Corp.
                   Notes Series "J" 7.65%,
                   5/15/06 ...................................     $  2,083,702
   1,000,000     Federal Home Loan Bank
                   3.50%, 8/15/06 ............................          995,335
   3,000,000     Federal Home Loan Bank,
                   2.75%, 11/27/06 ...........................        2,937,906
   1,000,000     Federal Home Loan Mortgage
                   Corp., 4.50%, 1/15/12 .....................          983,196
   2,500,000     Federal Home Loan Mortgage
                   Corp., 5.75%, 1/15/12 .....................        2,653,653
   2,000,000     Federal Home Loan Mortgage
                   Corp., 5.125, 7/15/12 .....................        2,048,758
   1,000,000     Federal National Mortgage
                   Association 3.25%, 1/15/08 ................          975,089
   1,982,549     Federal National Mortgage
                   Association Pool #802813,
                   5.00%, 11/1/2034 ..........................        1,939,580
                                                                   ------------
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                   (Cost $14,480,840) ........................       14,617,219
                                                                   ------------
CORPORATE BONDS & NOTES (0.8%)
 1,000,000       SLM Corp. Floating Rate
                   Notes 4.88%,** 4/1/14
                   (Cost $993,144) ...........................          962,029
                                                                   ------------
                 TOTAL INVESTMENT SECURITIES (89.5%)
                   (Cost $88,047,096) ........................      114,449,725
                                                                   ------------

 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (10.6%)
(including accrued interest)
$  4,000,000     Collateralized by $3,960,000
                   U.S. Treasury Notes 4.75%,
                   due 5/15/14, with a value of
                   $4,099,967 (with State Street
                   Bank and Trust, 2.40%, dated
                   3/31/05, due 4/1/05 delivery
                   value $4,000,267) .........................     $  4,000,267
 4,700,000       Collateralized by $3,880,000
                   U.S. Treasury Notes 6.50%,
                   due 11/15/26, with a value of
                   $4,796,824 (with Morgan
                   Stanley, 2.40%, dated
                   3/31/05, due 4/1/05 delivery
                   value $4,700,313) .........................        4,700,313
 4,800,000       Collateralized by $4,137,000
                   U.S. Treasury Bonds 6.125%,
                   due 8/15/29, with a value of
                   $4,896,945 (with UBS
                   Warburg LLC, 2.50%, dated
                   3/31/05, due 4/1/05 delivery
                   value $4,800,333) .........................        4,800,333
                                                                   ------------
                 TOTAL REPURCHASE AGREEMENTS
                   (Cost $13,500,913) ........................       13,500,913
                                                                   ------------
LIABILITIES LESS CASH AND
  OTHER ASSETS (-0.1%) .......................................          (97,202)
                                                                   ------------
NET ASSETS (100%) ............................................     $127,853,436
                                                                   ============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER OUTSTANDING SHARE
  ($127,853,436 [divided by] 6,243,489
  shares outstanding) ........................................     $      20.48
                                                                   ============

*     Non-income producing

(ADR) American Depositary Receipts


**    Rate at 3/31/05. Floating Rate changes monthly.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Statement of Assets and Liabilities
March 31, 2005
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost -- $88,047,096) ....................................    $  114,449,725
Repurchase agreements
   (Cost -- $13,500,913) ....................................        13,500,913
Cash ........................................................            59,475
Receivable for securities sold ..............................         1,228,190
Dividends and interest receivable ...........................           230,605
Receivable for capital shares sold ..........................            93,804
Prepaid expenses ............................................            16,348
                                                                 --------------
     Total Assets ...........................................       129,579,060
Liabilities:
Payable for securities purchased ............................         1,052,533
Accrued expenses:
   Advisory fee payable .....................................            71,881
   Service and distribution plan fees payable ...............            27,647
   Other ....................................................            57,031
Payable for capital shares repurchased ......................           516,532
                                                                 --------------
     Total Liabilities ......................................         1,725,624
                                                                 --------------
Net Assets ..................................................    $  127,853,436
                                                                 ==============
Net Assets consist of:
Capital stock, at $.001 par value
   (authorized 300,000,000, outstanding
   6,243,489 shares) ........................................             6,243
Additional paid-in capital ..................................        95,954,004
Undistributed net investment income .........................           211,025
Accumulated net realized gain on
   investments ..............................................         5,279,535
Net unrealized appreciation of investments ..................        26,402,629
                                                                 --------------
Net Assets ..................................................    $  127,853,436
                                                                 ==============
Net Asset Value, Offering and Redemption
   price, per Outstanding Share
   ($127,853,436 [divided by] 6,243,489 shares
   outstanding) .............................................    $        20.48
                                                                 --------------

Statement of Operations
for the Year Ended March 31, 2005
--------------------------------------------------------------------------------

Investment Income:
Interest ....................................................    $    1,022,758
Dividends (net of foreign withholding
   tax of $6,522) ...........................................           881,099
                                                                 --------------
   Total Income .............................................         1,903,857
                                                                 --------------
Expenses:
Advisory fee ................................................           877,213
Service and distribution plan fee ...........................           337,389
Custodian fees ..............................................            62,247
Auditing and legal fees .....................................            62,048
Transfer agent fees .........................................            46,370
Accounting & bookkeeping expense ............................            32,398
Printing ....................................................            30,342
Insurance, dues and other ...................................            27,085
Registration and filing fees ................................            21,102
Directors' fees and expenses ................................            20,400
Postage .....................................................            10,170
                                                                 --------------
   Total Expenses Before
     Custody Credits ........................................         1,526,764
   Less: Custody Credits ....................................            (1,939)
                                                                 --------------
   Net Expenses .............................................         1,524,825
                                                                 --------------
Net Investment Income .......................................           379,032
                                                                 --------------
Net Realized and Unrealized Gain (Loss)
   on Investments:
   Net Realized Gain ........................................        16,606,359
   Change in Net Unrealized Appreciation ....................        (7,809,020)
                                                                 --------------
Net Realized Gain and Change in
   Net Unrealized Appreciation on
   Investments ..............................................         8,797,339
                                                                 --------------
Net Increase in Net Assets Resulting
   From Operations ..........................................    $    9,176,371
                                                                 ==============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                          Value Line Asset Allocation Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended March 31, 2005 and 2004
--------------------------------------------------------------------------------

                                                                            Year Ended         Year Ended
                                                                          March 31, 2005     March 31, 2004
                                                                         ----------------------------------
Operations:
 Net investment income ...............................................    $     379,032      $     345,101
 Net realized gain on investments ....................................       16,606,359         17,801,024
 Change in net unrealized appreciation ...............................       (7,809,020)        18,131,836
                                                                          --------------------------------
Net increase in net assets from operations ...........................        9,176,371         36,277,961
                                                                          --------------------------------
Distributions to Shareholders:
 Net investment income ...............................................         (213,853)          (302,617)
                                                                          --------------------------------
Capital Share Transactions:
 Proceeds from sale of shares ........................................       11,651,551         25,136,383
 Proceeds from reinvestment of distributions to shareholders .........          209,411            296,384
 Cost of shares repurchased ..........................................      (42,697,023)       (49,842,909)
                                                                          --------------------------------
 Net decrease from capital share transactions ........................      (30,836,061)       (24,410,142)
                                                                          --------------------------------
Total Decrease (Increase) in Net Assets ..............................      (21,873,543)        11,565,202
Net Assets:
 Beginning of year ...................................................      149,726,979        138,161,777
                                                                          --------------------------------
 End of year .........................................................    $ 127,853,436      $ 149,726,979
                                                                          ================================
Net undistributed investment income, at end of year ..................    $     211,025      $      81,698
                                                                          ================================

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements                                     March 31, 2005
--------------------------------------------------------------------------------

1.    Significant Accounting Policies

Value Line Asset Allocation Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at authorized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

--------------------------------------------------------------------------------
16

                                          Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements                                     March 31, 2005
--------------------------------------------------------------------------------

(E) Representations and Indemnifications. In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions

Transactions in capital stock were as follows:

                              Year Ended       Year Ended
                               March 31,        March 31,
                                 2005             2004
                             -----------------------------
Shares sold .............         596,982        1,491,340
Shares issued in
   reinvestment of
   dividends and
   distributions ........          10,225           16,393
                             -----------------------------
                                  607,207        1,507,733
Shares repurchased ......      (2,224,672)      (2,927,305)
                             -----------------------------
Net decrease ............      (1,617,465)      (1,419,572)
                             =============================

3.    Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                   Year Ended
                                    March 31,
                                      2005
                                  ------------
Purchases:
   U.S. Government Agency
      Obligations ............    $  5,980,023
   Other Investment Securities      69,709,439
                                  ------------
                                  $ 75,689,462
                                  ============

                                   Year Ended
                                    March 31,
                                      2005
                                  ------------
Sales:
   U.S. Government Agency
      Obligations ............    $  7,607,572
   Other Investment Securities      90,730,427
                                  ------------
                                  $ 98,337,999
                                  ============

4.    Income Taxes

At March 31, 2005, information on the tax components of capital is as follows:

Cost of investments for tax purposes ...    $  101,540,575
                                            ==============
Gross tax unrealized appreciation ......    $   27,446,122
Gross tax unrealized depreciation ......        (1,036,059)
                                            --------------
Net tax unrealized appreciation
   on investments ......................    $   26,410,063
                                            ==============
Undistributed ordinary income ..........    $      203,591
                                            ==============
Undistributed long-term capital gains ..    $    5,279,535
                                            ==============

During the year ended March 31, 2005 the Fund has utilized $11,355,920 of its capital loss carryforward.

The tax composition of dividends to shareholders for the years ended March 31, 2005 and 2004 were as follows:

                              2005            2004
                          ----------------------------
Ordinary income .....     $    213,853    $    302,617
                          ============================

The difference between book and tax unrealized appreciation/(depreciation) is attributable to return of capital from investments in REITS.

Permanent book-tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Fund reclassified $35,852 from undistributed net investment income to undistributed net realized gain. Net assets were not affected by this reclassification.

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements                                     March 31, 2005
--------------------------------------------------------------------------------

5. Advisory Fees, Service and Distribution Plan Fees and Transactions With Affiliates

An advisory fee of $877,213 was paid or payable to Value Line, Inc. the Fund's investment adviser (the "Adviser"), for the year ended March 31, 2005. The fee was computed at an annual rate of .65 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended March 31, 2005, fees amounting to $337,389 were paid or payable to the Distributor under this Plan.

For the year ended March 31, 2005, the Fund's expenses were reduced by $1,939 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and directors of the Fund. During the year ended March 31, 2005, the Fund paid brokerage commissions totaling $54,235 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At March 31, 2005, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 1,353,372 shares of the Fund's capital stock, representing 21.7% of the outstanding shares. In addition, officers and directors owned 770 shares of capital stock, representing less than 1% of the outstanding shares.

--------------------------------------------------------------------------------
18

                                          Value Line Asset Allocation Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:



                                                                                 Years Ended March 31,
                                                       --------------------------------------------------------------------------
                                                          2005            2004            2003            2002            2001
                                                       --------------------------------------------------------------------------
Net asset value, beginning of year ................    $    19.05      $    14.89      $    17.41      $    16.54      $    20.88
                                                       --------------------------------------------------------------------------
Income from investment operations:
 Net investment income ............................           .06             .04             .02             .01             .23
 Net gains (or losses) on securities (both realized
   and unrealized) ................................          1.40            4.16           (2.53)            .92           (3.84)
                                                       --------------------------------------------------------------------------
 Total from investment operations .................          1.46            4.20           (2.51)            .93           (3.61)
                                                       --------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income .............          (.03)           (.04)           (.01)           (.06)           (.32)
 Distributions from net realized gains ............            --              --              --              --            (.41)
                                                       --------------------------------------------------------------------------
 Total distributions ..............................          (.03)           (.04)           (.01)           (.06)           (.73)
                                                       --------------------------------------------------------------------------
Net asset value, end of year ......................    $    20.48      $    19.05      $    14.89      $    17.41      $    16.54
                                                       ==========================================================================
Total return ......................................          7.68%          28.20%         (14.42)%          5.60%         (17.59)%
                                                       ==========================================================================
Ratios/Supplemental Data:
Net assets, end of year (in thousands) ............    $  127,853      $  149,727      $  138,162      $  216,207      $  270,469
Ratio of operating expenses to average
 net assets(1) ....................................          1.13%           1.11%           1.09%           1.03%           1.01%
Ratio of net investment income to average
 net assets .......................................          0.28%           0.23%           0.09%            --%            1.21%
Portfolio turnover rate ...........................            65%             60%             51%             62%            123%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been unchanged for the years ended March 31, 2005, 2004, 2003, 2002 and 2001.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Value Line Asset Allocation Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Asset Allocation Fund, Inc. (the "Fund") at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


May 23, 2005

--------------------------------------------------------------------------------
20

                                          Value Line Asset Allocation Fund, Inc.

Federal Tax Notice (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For corporate taxpayers 100% of the ordinary income distributions paid during the fiscal year ended March 31, 2005 qualify for the corporate dividends received deductions.

During the fiscal year ended March 31, 2005, 100% of the ordinary income distribution are treated as qualified dividends.
--------------------------------------------------------------------------------


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2004 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              Principal
                                                              Occupation
                                                Length of     During the                    Other Directorships
Name, Address, and Age     Position             Time Served   Past 5 Years                  Held by Director
----------------------------------------------------------------------------------------------------------------
Interested Directors*
---------------------
Jean Bernhard Buttner      Chairman of the      Since 1987    Chairman, President and       Value Line, Inc.
Age 70                     Board of Directors                 Chief Executive Officer of
                           and President                      Value Line, Inc. (the
                                                              "Adviser") and Value Line
                                                              Publishing, Inc. Chairman
                                                              and President of each of the
                                                              15 Value Line Funds and
                                                              Value Line Securities, Inc.
                                                              (the "Distributor").
----------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 2000    Real Estate Executive:        None
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker); Director of
Age 70                                                        the Adviser since 2000.
----------------------------------------------------------------------------------------------------------------
Non-Interested Directors*
-------------------------
John W. Chandler           Director             Since 1991    Consultant, Academic          None
1611 Cold Spring Rd.                                          Search Consultation Service,
Williamstown, MA 01267                                        Inc.; Trustee Emeritus and
Age 81                                                        Chairman (1993-1994) of
                                                              the Board of Trustees of
                                                              Duke University; President
                                                              Emeritus, Williams College.
----------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 2000    Customer Support Analyst,     None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 63
----------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director             Since 2000    Professor of History,         Berkshire Life
54 Scott Hill Road                                            Williams College, 1961 to     Insurance Company
Williamstown, MA 01267                                        present. President Emeritus   of America
Age 73                                                        since 1994 and President,
                                                              1985-1994; Chairman
                                                              (1993-1997) and Interim
                                                              President (2002) of the
                                                              American Council of
                                                              Learned Societies.
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
22

                                          Value Line Asset Allocation Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                 Principal
                                                                 Occupation
                                                   Length of     During the                     Other Directorships
Name, Address, and Age       Position              Time Served   Past 5 Years                   Held by Director
-------------------------------------------------------------------------------------------------------------------
David H. Porter              Director              Since 1997    Visiting Professor of          None
5 Birch Run Drive                                                Classics, Williams College,
Saratoga Springs, NY 12866                                       since 1999; President
Age 69                                                           Emeritus, Skidmore College
                                                                 since 1999 and President,
                                                                 1987-1998.
-------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director              Since 1987    Chairman, Institute for        A. Schulman Inc.
169 Pompano St.                                                  Political Economy.             (plastics)
Panama City Beach, FL 32413
Age 65
-------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director              Since 1996    Senior Financial Advisor,      None
1409 Beaumont Drive                                              Veritable L.P. (investment
Gladwyne, PA 19035                                               adviser) since April 1, 2004;
Age 55                                                           Senior Financial Advisor,
                                                                 Hawthorne, 2001-2004.
-------------------------------------------------------------------------------------------------------------------
Officers
--------
Stephen E. Grant             Vice President        Since 1993    Portfolio Manager with the
Age 51                                                           Adviser.
Jeffrey Geffen               Vice President        Since 2001
Age 55
-------------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,       Since 1994    Director, Vice President and
Age 47                       Secretary and                       Compliance Officer of the
                             Treasurer                           Adviser. Director and Vice
                                                                 President of the Distributor.
                                                                 Vice President, Secretary,
                                                                 Treasurer and Chief
                                                                 Compliance Officer of each
                                                                 of the 14 Value Line Funds.
-------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Treasurer   Since 2005    Vice President and Secretary
Age 51                       Assistant Secretary                 of the Adviser.
-------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
24

Item 2. Code of Ethics

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

      (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

      (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

      (a)     Audit Fees 2005 - $32,298

      (b)     Audit-Related fees - None.

      (c)     Tax Preparation Fees 2005 -$6,040

      (d)     All Other Fees - None

      (e)(1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2005 were pre-approved by the committee.

      (e)(2)  Not applicable.

      (f)     Not applicable.

      (g)     Aggregate Non-Audit Fees 2005 -$6,040

      (h)     Not applicable.

Item 11. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

      (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

      (b)     (1) Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

              (2) Certification pursuant to Section 906 of the Sarbanes-Oxley
                  Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By /s/ Jean B. Buttner
   --------------------------
   Jean B. Buttner, President

Date: 05/27/2005
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer

By: /s/ David T. Henigson
    --------------------------------------------------------------------------
    David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: 05/27/2005
     --------------